VIE and Other Finance Receivables, net of Allowance for Losses (Details 4) (Predecessor, VIE and Other Finance Receivables, net, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
VIE and Other Finance Receivables, net of Allowance for Losses
Reserve for financing receivable	$ 7,383	$ 6,757	$ 4,650	$ 3,251	$ 2,508	$ 1,021	$ 355
Pre-settlement funding transactions
VIE and Other Finance Receivables, net of Allowance for Losses
Gross financing receivable	55,460		62,775			52,752
Reserve for financing receivable	7,054	6,282	4,194	2,562	1,644	670
Pre-settlement funding transactions | 2009
VIE and Other Finance Receivables, net of Allowance for Losses
Gross financing receivable	5,270		6,276			9,300
Pre-settlement funding transactions | 2010
VIE and Other Finance Receivables, net of Allowance for Losses
Gross financing receivable	6,116		9,891			14,254
Pre-settlement funding transactions | 2011
VIE and Other Finance Receivables, net of Allowance for Losses
Gross financing receivable	11,978		17,770			28,444
Pre-settlement funding transactions | 2012
VIE and Other Finance Receivables, net of Allowance for Losses
Gross financing receivable	19,522		28,838
Pre-settlement funding transactions | 2013
VIE and Other Finance Receivables, net of Allowance for Losses
Gross financing receivable	12,574
Attorney cost financing
VIE and Other Finance Receivables, net of Allowance for Losses
Gross financing receivable	2,480		3,072			5,757
Reserve for financing receivable	$ 283	$ 293	$ 269	$ 357	$ 482	$ 5